Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 23, 2013
Entity Registrant Name	dei_EntityRegistrantName	TOUCHSTONE STRATEGIC TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000711080
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 23, 2013
Document Effective Date	dei_DocumentEffectiveDate	Aug. 23, 2013
Prospectus Date	rr_ProspectusDate	Oct. 30, 2012
Touchstone International Small Cap Fund (Prospectus Summary) | Touchstone International Small Cap Fund | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TNSAX
Touchstone International Small Cap Fund (Prospectus Summary) | Touchstone International Small Cap Fund | C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TNSCX
Touchstone International Small Cap Fund (Prospectus Summary) | Touchstone International Small Cap Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TNSIX
Touchstone International Small Cap Fund (Prospectus Summary) | Touchstone International Small Cap Fund | Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TNSYX